Long-Term Debt	6 Months Ended
Jun. 30, 2015
Debt Disclosure [Abstract]
Long-Term Debt

7) Long-Term Debt

As of June 30, 2015 and December 31, 2014, the Partnership had the following debt amounts outstanding:

(U.S. Dollars in thousands)	Vessel	June 30, 2015	December 31, 2014
$220 million loan facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen	$204,286	$212,142
$20 million revolving credit facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen	—	20,000
$140 million loan facility	Fortaleza Knutsen & Recife Knutsen	131,250	135,625
$117 million loan facility	Hilda Knutsen	84,260	86,724
$117 million loan facility	Torill Knutsen	85,496	87,960
$172.5 million loan facility	Dan Cisne, Dan Sabia	113,540	58,770
$12.0 million Seller’s Credit		—	12,000

Total long-term debt		618,832	613,221

Less current installments		42,718	38,718
Less $12.0 million Seller’s Credit		—	12,000

Long-term debt, excluding current installments and Seller’s Credit		$576,114	$562,503

The Partnership’s outstanding debt of $618.8 million as of June 30, 2015 is repayable as follows:

(US $ in thousands)	Period repayment	Balloon repayment
Remainder of 2015	$21,359	$—
2016	43,118	—
2017	43,518	—
2018	42,587	136,500
2019	23,332	237,678
2020 and thereafter	57,800	12,940

Total	$231,714	$387,118

As of June 30, 2015, the interest rates on the Partnership’s loan agreements were LIBOR plus a fixed margin ranging from 2.125% to 2.5%.

In June 2014, the Partnership’s subsidiaries KNOT Shuttle Tankers 18 AS, KNOT Shuttle Tankers 17 AS and Knutsen Shuttle Tankers 13 AS entered into a senior secured loan facility in an aggregate amount of $240 million (the “Senior Secured Loan Facility”). The Senior Secured Loan Facility consists of (i) a $220 million term loan (the “Term Loan Facility”) and (ii) a $20 million revolving credit facility (the “Revolving Credit Facility”). The Revolving Credit Facility was undrawn as of June 30, 2015. In June 2014, the Partnership’s subsidiary Knutsen Shuttle Tankers XII AS entered into a senior secured loan facility in the amount of $140 million (the “New Fortaleza and Recife Facility”). The New Fortaleza and Recife Facility was drawn in November 2014. The $117 million secured loan facility (the “Hilda Facility”) was entered into in 2011 in connection with financing the building of Hilda Knutsen. In connection with the Partnership’s acquisition of Knutsen Shuttle Tankers 14 AS, the company that owns the Hilda Knutsen, on June 30, 2014, the Hilda Facility was amended prior to the acquisition. The $117 million secured loan facility (the “Torill Facility”) was entered into in 2011 in connection with financing the building of Torill Knutsen. In connection with the Partnership’s acquisition of Knutsen Shuttle Tankers 15 AS, the company that owns the Torill Knutsen, on June 30, 2014, the Torill Facility was amended prior to the acquisition. In April 2014, KNOT’s subsidiaries owning the Dan Cisne and Dan Sabia, as the borrowers, entered into a $172.5 million senior secured loan facility in connection with the purchase of the vessels from J. Lauritzen. In connection with the Partnership’s acquisition of KNOT Shuttle Tankers 20 AS, the company that owns the Dan Cisne, in December 2014, the $172.5 million senior secured loan facility was split into a tranche related to the Dan Cisne (the “Dan Cisne Facility”) and a tranche related to Dan Sabia (the “Dan Sabia Facility”). In connection with the Partnership’s acquisition of KNOT Shuttle Tankers 20 AS, the company that owns the Dan Cisne, in December 2014, the Dan Cisne Facility was amended prior the acquisition, and in connection with the Partnership’s acquisition of KNOT Shuttle Tankers 21 AS, the company that owns the Dan Sabia, in June 2015, the Dan Sabia Facility was amended prior the acquisition.

In connection with the June 2015 Offering (see Note 13), the Partnership used a part of the net proceeds to repay the $20.0 million revolving credit facility, the $12.0 million Seller’s Credit provided by KNOT in connection with the acquisition of the Dan Cisne and $7.5 million of the Dan Sabia Facility.

The Partnership and KNOT Shuttle Tankers AS have guaranteed the facilities listed above. As of June 30, 2015, the Borrowers and the Partnership were in compliance with all covenants under the facilities listed above.